CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES (Tables)	6 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Non-current Assets [Table Text Block]
    Assets

	Other Financial Assets		Accounts Receivable and Other		Inventory
AS AT JUN. 30, 2018 AND DEC. 31, 2017 (MILLIONS)	2018	2017	2018	2017	2018	2017
Current portion	$3,138	$2,568	$9,343	$8,492	$3,786	$3,585
Non-current portion	2,451	2,232	3,313	3,481	2,774	2,726
	$5,589	$4,800	$12,656	$11,973	$6,560	$6,311

Schedule of Current and Non-current Liabilities [Table Text Block]
Liabilities

	Accounts Payable and Other		Corporate Borrowings		Property-Specific Borrowings		Subsidiary Borrowings
AS AT JUN. 30, 2018 AND DEC. 31, 2017 (MILLIONS)	2018	2017	2018	2017	2018	2017	2018	2017
Current portion	$11,785	$11,148	$457	$—	$7,908	$8,800	$1,493	$1,956
Non-current portion	6,545	6,817	5,967	5,659	62,730	54,921	6,614	7,053
	$18,330	$17,965	$6,424	$5,659	$70,638	$63,721	$8,107	$9,009